Principal Accountant Fees and Services (Tables)	12 Months Ended
Dec. 31, 2017
Principal Accountant Fees and Services
Schedule of Fees for Audit and Other Professional Services

€ millions			2017			2016			2015
	KPMG AG (Germany)	Foreign KPMG Firms	Total	KPMG AG (Germany)	Foreign KPMG Firms	Total	KPMG AG (Germany)	Foreign KPMG Firms	Total
Audit fees	3	7	10	3	6	9	3	6	9
Audit-related fees	0	0	0	0	1	1	0	0	0
Tax fees	0	0	0	0	0	0	0	0	0
All other fees	0	0	0	0	0	0	0	0	0
Total	3	7	10	3	7	10	3	6	9